Revenue from Sale of Goods	12 Months Ended
Jul. 31, 2020
Revenue [abstract]
Revenue from Sale of Goods

31. Revenue from Sale of Goods

The Company disaggregated it's revenues from the sale of goods between sales of cannabis beverages ("Cannabis beverage sales") and dried flower, vapes, and other cannabis products ("Cannabis sales excluding beverages"). The Company's cannabis beverage sales are derived from the Cannabis Infused Beverage ("CIB") line, which was established in order to manufacture, produce and sell cannabis beverage products. CIB operates under the Company's cannabis licensing and in compliance with Health Canada and the Cannabis Act's regulations. The Company has assessed the beverage revenue stream to be realized by the Company and presented on a gross basis as defined under IFRS 15 (see Note 3). The Company will continue to operate CIB until Truss has obtained its independent licensing to manufacture and sell cannabis products, at which point these operations will shift to Truss.

For the year ended			July 31, 2020			July 31, 2019
Revenue stream	Cannabis sales excluding beverages	Cannabis beverage sales	Total	Cannabis sales excluding beverages	Cannabis beverage sales	Total
	$	$	$	$	$	$
Retail	101,712	2,851	104,563	53,968	—	53,968
Medical	3,299	—	3,299	5,288	—	5,288
Wholesale	996	—	996	—	—	—
International	1,291	—	1,291	—	—	—
Total revenue from sale of goods	107,298	2,851	110,149	59,256	—	59,256

Total revenue from the sale of goods is presented net of provisions for sales returns and price concessions. During the year ended July 31, 2020, the Company incurred $6,942 (July 31, 2019 - $3,811) of sales provisions and price concessions.